Share capital - Authorized (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share capital
Dividends declared or unpaid	$ 0	$ 0
Voting Class A preferred shares
Share capital
Dividend rate per share	7.00%
Number of shares issued	0	0
Voting Class B preferred shares
Share capital
Dividend rate per share	7.00%
Number of shares issued	0	0
Voting Class C preferred shares
Share capital
Dividend rate per share	7.00%
Number of shares issued	0	0
Voting Class D preferred shares
Share capital
Dividend rate per share	7.00%
Number of shares issued	0	0